Annual Total Returns (Balanced Portfolio - Balanced Portfolio Annuity) (Balanced Portfolio, Balanced Portfolio - Balanced Portfolio)	18 Months Ended
Jun. 30, 2013
Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Annual Total Return
2012	12.56%
2011	3.70%
2010	11.02%
2009	22.90%
2008	(22.57%)
2007	8.36%
2006	14.96%
2005	6.83%
2004	11.29%
2003	20.45%